Age Analysis of Past Due Loans, Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 19,369	$ 13,991
Loans 90 or more Days Past Due	6,321	6,752
Total Past Due Loans	25,690	20,743
Current Loans	343,448	368,723
Total Gross Loans	369,138	389,466
Accruing Loans 90 or more Days Past Due	609	269
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	14,546	11,806
Loans 90 or more Days Past Due	6,225	6,378
Total Past Due Loans	20,771	18,184
Current Loans	271,979	294,582
Total Gross Loans	292,750	312,766
Accruing Loans 90 or more Days Past Due	576	228
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,588	30
Loans 90 or more Days Past Due		562
Total Past Due Loans	2,588	592
Current Loans	10,167	12,888
Total Gross Loans	12,755	13,480
Accruing Loans 90 or more Days Past Due		39
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	786	1,061
Loans 90 or more Days Past Due	589	139
Total Past Due Loans	1,375	1,200
Current Loans	30,288	34,712
Total Gross Loans	31,663	35,912
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	8,139	5,774
Loans 90 or more Days Past Due	623	822
Total Past Due Loans	8,762	6,596
Current Loans	107,075	127,391
Total Gross Loans	115,837	133,987
Accruing Loans 90 or more Days Past Due	32	80
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,033	4,941
Loans 90 or more Days Past Due	5,013	4,855
Total Past Due Loans	8,046	9,796
Current Loans	124,449	119,591
Total Gross Loans	132,495	129,387
Accruing Loans 90 or more Days Past Due	544	109
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,072	307
Loans 90 or more Days Past Due	9	105
Total Past Due Loans	3,081	412
Current Loans	43,916	37,748
Total Gross Loans	46,997	38,160
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,070	294
Loans 90 or more Days Past Due	9	99
Total Past Due Loans	3,079	393
Current Loans	42,485	36,188
Total Gross Loans	45,564	36,581
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2	13
Loans 90 or more Days Past Due		6
Total Past Due Loans	2	19
Current Loans	1,431	1,560
Total Gross Loans	1,433	1,579
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,751	1,878
Loans 90 or more Days Past Due	87	269
Total Past Due Loans	1,838	2,147
Current Loans	27,553	36,393
Total Gross Loans	29,391	38,540
Accruing Loans 90 or more Days Past Due	33	41
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	40	20
Loans 90 or more Days Past Due	30	17
Total Past Due Loans	70	37
Current Loans	980	958
Total Gross Loans	1,050	995
Accruing Loans 90 or more Days Past Due	30	17
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,711	1,858
Loans 90 or more Days Past Due	57	252
Total Past Due Loans	1,768	2,110
Current Loans	26,573	35,435
Total Gross Loans	28,341	37,545
Accruing Loans 90 or more Days Past Due	$ 3	$ 24